ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS	3 Months Ended
Mar. 31, 2022
ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS
ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS

NOTE 3 - ELECTRIC POWER CONCESSIONS AND AUTHORIZATIONS

Eletrobras, through its subsidiaries, jointly controlled and affiliated companies, holds several electric power concessions in the Generation and Transmission segments, and also holds interests in SPEs which operate in those same segments. These concessions have not changed significantly from those disclosed in the financial statements for the year ended December 31, 2021.